Share-Based Compensation - Range of Exercise Prices, Options Outstanding, and Contractual Life (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding	6,260,603	21,749,558	22,286,278
$10.02
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 10.02
Number Outstanding	6,250,068
Weighted average remaining contractual life (in years)	2 years 1 month 17 days
$19.07
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 19.07
Number Outstanding	4,515
Weighted average remaining contractual life (in years)	4 years 14 days
$22.54
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 22.54
Number Outstanding	4,515
Weighted average remaining contractual life (in years)	4 years 14 days
$26.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 26.00
Number Outstanding	1,505
Weighted average remaining contractual life (in years)	4 years 14 days